COMMON STOCK AND WARRANTS.	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
COMMON STOCK AND WARRANTS.
12.	COMMON STOCK AND WARRANTS.

The following table summarizes warrant activity for the years ended December 31, 2018, 2017 and 2016 (number of shares in thousands):

	Number of Shares	Price per Share	Weighted Average Exercise Price
Balance at December 31, 2015	382	$6.09 – $735.00	$70.87
Warrants exercised	(138)	$8.43	$8.43
Balance at December 31, 2016	244	$6.09 – $735.00	$106.72
Warrants exercised	(191)	$6.09	$6.09
Warrants expired	(49)	$6.09 – $735.00	$444.00
Balance at December 31, 2017	4	$735.00	$735.00
Warrants expired	(4)	$735.00	$735.00
Balance at December 31, 2018	—	$—	$—

July 2012 Public Offering – On July 3, 2012, in connection with a public offering, the Company issued warrants to purchase an aggregate of 1,867,000 shares of the Company's common stock. The warrants were issued at an initial exercise price of $9.45 per share, which was subject to certain "weighted-average" anti-dilution adjustments. As a result of anti-dilution adjustments, the exercise price was reduced to $6.09 per share. The balance of these warrants expired unexercised in 2017.

Accounting for Warrants – The Company determined that certain warrants issued in 2011 and 2012 did not meet the conditions for classification in stockholders' equity and, as such, the Company recorded them as a liability at fair value. The Company revalued them at each reporting period. Accordingly, the Company recorded fair value adjustments quarterly, with total fair value adjustments of $473,000 of income and $557,000 of expense for the years ended December 31, 2017 and 2016, respectively, which was largely attributed to adjustments to their exercise prices, term shortening and changes in the market value of the Company's common stock. See Note 15 for the Company's fair value assumptions. As of December 31, 2018 and 2017, there were no warrants outstanding for which the Company accounts using fair value methodologies.

Nonvoting Common Stock – In connection with the Company's PE Central acquisition, the Company issued nonvoting common shares exercisable at the holders' election. During the year ended December 31, 2017, 3,539,236 shares of nonvoting common stock were exchanged for an equal number of shares of the Company's common stock upon the holders' request. As of December 31, 2018, 896 shares of nonvoting common stock were outstanding.

At-the-Market Program – The Company has established an "at-the-market" equity distribution program under which we may offer and sell shares of common stock to, or through, sales agents by means of ordinary brokers' transactions on the NASDAQ, in block transactions, or as otherwise agreed to between us and the sales agent at prices we deem appropriate. We are under no obligation to offer and sell shares of common stock under the program. For the year ended December 31, 2018, the Company sold 838,213 shares of common stock through its "at-the-market" equity program that resulted in net proceeds of $2,056,966 and fees paid to our sales agent of $36,951. The net proceeds from these issuances were used to prepay a portion of our senior secured notes maturing December 15, 2019.